Penn Series Funds, Inc.

Large Cap Growth Fund

Mid Cap Growth Fund

Supplement dated December 22, 2011 to the Prospectus

dated May 1, 2011, as supplemented August 25, 2011 and December 14, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus

Reorganization of Sub-Adviser to the Large Cap Growth and Mid Cap Growth Funds

Effective January 1, 2012, Turner Investment Partners, Inc. (“TIP”), the investment sub-adviser to the Large Cap Growth and Mid Cap Growth Funds (collectively, the “Funds”), will change its legal structure from a corporation organized in the Commonwealth of Pennsylvania to a limited partnership organized in the Commonwealth of Pennsylvania (the “Reorganization”). There will be no change in the control, ownership, operations, or management of the investment sub-adviser to the Funds as a result of the Reorganization.

In connection with the Reorganization, the Board of Directors of the Penn Series Funds, Inc. approved Assignment and Assumption Agreements with respect to the Funds’ Investment Sub-Advisory Agreements between Independence Capital Management, Inc., the Funds’ investment adviser, and TIP, which, effective January 1, 2012, will transfer all obligations under the Funds’ Investment Sub-Advisory Agreements with TIP to the successor entity, Turner Investments, L.P.

Accordingly, effective January 1, 2012, all references in the Prospectus to “Turner Investment Partners, Inc.” are hereby replaced with “Turner Investments, L.P.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PM5620

Penn Series Funds, Inc.

Large Cap Growth Fund

Mid Cap Growth Fund

SMID Cap Value Fund

Supplement dated December 22, 2011 to the

Statement of Additional Information (SAI) dated May 1, 2011,

as supplemented August 25, 2011 and December 14, 2011

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI

Reorganization of Sub-Adviser to the Large Cap Growth and Mid Cap Growth Funds

Effective January 1, 2012, Turner Investment Partners, Inc. (“TIP”), the investment sub-adviser to the Large Cap Growth and Mid Cap Growth Funds (collectively, the “Funds”), will change its legal structure from a corporation organized in the Commonwealth of Pennsylvania to a limited partnership organized in the Commonwealth of Pennsylvania (the “Reorganization”). There will be no change in the control, ownership, operations, or management of the investment sub-adviser to the Funds as a result of the Reorganization.

In connection with the Reorganization, the Board of Directors of the Penn Series Funds, Inc. approved Assignment and Assumption Agreements with respect to the Funds’ Investment Sub-Advisory Agreements between Independence Capital Management, Inc., the Funds’ investment adviser, and TIP, which, effective January 1, 2012, will transfer all obligations under the Funds’ Investment Sub-Advisory Agreements with TIP to the successor entity, Turner Investments, L.P.

Accordingly, effective January 1, 2012, all references in the SAI to “Turner Investment Partners, Inc.” are hereby replaced with “Turner Investments, L.P.”

Fee Change for AllianceBernstein L.P.

Effective November 16, 2011, the sub-advisory fee paid by Independence Capital Management, Inc. to AllianceBernstein L.P., the investment sub-adviser to the SMID Cap Value Fund, has been reduced.

As a result, the information under the heading AllianceBernstein L.P. in the sub-section Investment Advisory Services in the section entitled GENERAL INFORMATION is hereby deleted in its entirety and replaced with the following:

AllianceBernstein L.P. AllianceBernstein L.P. (“Alliance”) serves as the sub-adviser to the SMID Cap Value Fund and performs day-to-day investment management services for the Fund. See “SUB-ADVISERS” in the Prospectus for more information regarding the sub-advisory services provided to the Fund. For providing sub-advisory services to the Fund, ICMI pays Alliance, on a monthly basis, an advisory fee based on average daily net assets of the Fund. The fees are paid at the following annual rates: 0.95% with respect to the first $10,000,000 of the average daily net assets of the Fund; 0.75% with respect to the next $40,000,000 of the average daily net assets of the Fund; 0.65% with respect to the next $50,000,000 of the average daily net assets of the Fund; and 0.55% with respect to the average daily net assets of the Fund in excess of $100,000,000.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PM5625